Consolidated statement of changes in equity (Parenthetical) - GBP (£) £ in Millions, shares in Millions		1 Months Ended					12 Months Ended
		Jan. 31, 2024	May 31, 2023	Mar. 31, 2022	Feb. 28, 2022	Mar. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021		Aug. 31, 2021
Own shares acquired/Shares repurchased	[1],[2]						£ 2,057.0	£ 2,054.0	£ 1,423.0
Consideration for shares repurchased							2,416.0	2,054.0	1,806.0
Net (loss) gain as a result of significant movements in underlying actuarial assumptions							(776.0)
Loss recognised on reclassification between equity and liabilities					£ 254.0
Notional amount of paid in equity notes reclassified to liabilities											£ 2,650.0
Issue of equity	[3]								1,024.0
Equity							37,188.0	36,496.0	41,803.0	[4]
Equity attributable to preference shareholders									494.0
Main Pension Scheme
Net (loss) gain as a result of significant movements in underlying actuarial assumptions							(585.0)
Paid-in equity
Issue of equity	[3]								937.0
Equity							3,890.0	3,890.0	3,890.0	[4]
Retained earnings
Own shares acquired/Shares repurchased	[1],[2]						2,057.0	2,054.0	1,423.0
Equity							10,645.0	10,019.0	12,966.0	[4]
Ordinary share capital
Issue of equity									37.0
Share premium
Issue of equity									50.0
Other statutory
Own shares acquired/Shares repurchased	[1],[2],[5]						(856.0)	(929.0)	(698.0)
Capital redemption reserve							2,507.0	1,651.0	722.0
Value of own shares held							503.0	258.0	371.0
Equity	[5]						£ 2,004.0	1,393.0	351.0	[4]
UK Government Investments Ltd (UKGI)
Purchase price per share			£ 2.684	£ 2.205		£ 1.905
Consideration for shares repurchased			£ 1,300.0	£ 1,200.0		£ 1,100.0
Number of treasury stock, shares cancelled							336.2
Value of treasury shares cancelled							£ 906.9
Number of shares repurchased			469.2	549.9		591.0
Own shares held							133.0
Value of own shares held							£ 358.8
On Market Share Buyback Programme
Consideration for shares repurchased							£ 1,151.7	£ 829.3	£ 676.2
Number of shares repurchased and cancelled							460.3	379.3	310.8
On Market Share Buyback Programme | Settlement and cancellation of own shares
Consideration for shares repurchased		£ 4.9
Number of shares repurchased and cancelled		2.3

[1]	In May 2023, there was an agreement to buy 469.2 million (March 2022 – 549.9 million, March 2021 - 591.0 million) ordinary shares of the Company from UK Government Investments Ltd (UKGI) at 268.4 pence per share (March 2022 - 220.5 pence per share, March 2021 - 190.5 pence per share) for the total consideration of £1.3 billion (2022 - £1.2 billion, 2021 - £1.1 billion). NatWest Group cancelled 336.2 million of the purchased ordinary shares, amounting to £906.9 million excluding fees and held the remaining 133.0 million shares as Own Shares Held, amounting to £358.8 million excluding fees. The nominal value of the share cancellation has been transferred to the capital redemption reserve.
[2]	NatWest Group plc repurchased and cancelled 460.3 million (2022 – 379.3 million, 2021 - 310.8 million) shares, of which 2.3 million were settled in January 2024. The total consideration of these shares excluding fees was £1,151.7 million (2022 - £829.3 million, 2021 £676.2 million), of which £4.9 million were settled in January 2024, as part of the On Market Share Buyback Programmes. The nominal value of the share cancellations has been transferred to the capital redemption reserve.
[3]	There was an issue of shares in 2021. This is split between Ordinary share capital of £37 million and Share premium of £50 million.
[4]	In 2021, the Total equity balance of £41,803 million includes £494 million attributable to Preference shareholders.
[5]	Other statutory reserves consist of Capital redemption reserves of £2,507 million (2022 - £1,651 million, 2021 - £722 million) and Own shares held reserves of £503 million (2022 - £258 million, 2021 - £371 million)